Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Common shares issued, shares	86,607,305	43,402,434
Common shares issued, value	$ 284,673	$ 212,943
Preferred issued, shares	103,824
Preferred issued, value	$ 161